Intangibles assets and goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangibles assets and goodwill
9	Intangibles assets and goodwill

Changes in the carrying amount of intangible assets, goodwill, and accumulated amortization for the years ended December 31, 2018 and 2017 are analysed as follows:

	Trademarks patents and other	Software	Goodwill	Total

Cost as at January 1, 2017	13,715	27,687	1,921	43,323
Additions	—	1,239	2,041	3,280
Disposals	(8)	—	—	(8)
Effect of traslation adj.	189	—	(116)	73

Cost as at December 31, 2017	13,896	28,926	3,846	46,668
Additions	169	711	—	880
Disposals	(3)	(42)	—	(45)
Effect of traslation adj.	(41)	22	101	82

Cost as at December 31, 2018	14,021	29,617	3,947	47,585

Accumulated amortization as at January 1, 2017	(13,150)	(26,246)	—	(39,396)
Amortisation	(563)	(1,006)	—	(1,569)
Disposals	8	—	—	8
Effect of traslation adj.	126	—	—	126

Accumulated amortization as at December 31, 2017	(13,579)	(27,252)	—	(40,831)
Amortisation	(158)	(752)	—	(910)
Disposals	1	42	—	43
Effect of traslation adj.	27	(22)	—	4

Accumulated amortization as at December 31, 2018	(13,709)	(27,984)	—	(41,693)
Net book value as at January 1, 2017	565	1,441	1,921	3,927

Net book value as at December 31, 2017	317	1,674	3,846	5,837

Net book value as at December 31, 2018	312	1,633	3,947	5,892

Goodwill in the amount of 2,026 is related to the 2017 acquisition of a Natuzzi Mexico franchisee by the subsidiary Natmex S.DE.R.L.DE.C.V., as previously commented, and additionally in the amount of 1,921 is related to the 2016 acquisition of four “Divani&Divani by Natuzzi” stores, located in the North East of Italy. The latter acquisition was performed with a related party at arm’s length conditions.

Impairment tests have been performed on goodwill in 2018 and 2017. No impairment loss has been recorded as a result of the tests performed.

The key inputs and assumptions that were used in performing the 2018 and 2017 impairment tests for goodwill are as follows:

December, 2018 CGU	Net book value after impairment test	Growth rate	WACC	Sales CAGR 2019-2022

Italy – retail stores	1,921	0.5%	11%	6%
Mexico – retail stores	2,026	0.5%	18%	8.5%

Total goodwill	3,947

December, 2017 CGU	Net book value after impairment test	Growth rate	WACC	Sales CAGR 2018-2022

Italy – retail stores	1,921	0.5%	10%	5%
Mexico – retail stores	1,925	0.5%	17%	8.5%

Total goodwill	3,846

Further, the cash flows included specific estimates for five years and a terminal growth rate thereafter. The estimated recoverable amount of each CGU significantly exceeded its carrying amount.